Commitments and Contingencies (Details)											1 Months Ended				12 Months Ended
	Apr. 19, 2017 USD ($)	Apr. 19, 2017 ILS (₪)	Apr. 13, 2017	Sep. 14, 2016 USD ($)	Sep. 14, 2016 ILS (₪)	May 04, 2016 USD ($)	May 04, 2016 ILS (₪)	Nov. 12, 2015 USD ($)	Nov. 12, 2015 ILS (₪)	Oct. 20, 2015 USD ($)	Jan. 19, 2018 USD ($)	Dec. 21, 2017 USD ($)	Mar. 30, 2017	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitment and Contigencies (Textual)
Settlement amount				$ 2,437,265	₪ 8,450,000
Aggregate settlement payment															$ 5,000,000
Remaining proceeds or contributed by other defendants															2,500,000
Received an excess amount																	$ 1,664,000
Lawsuit amount for registration fee								$ 1,400,000	₪ 5,000,000
Monthly rent															$ 44,000	₪ 13,000
Lease renewed date															Nov. 30, 2022	Nov. 30, 2022
Rent expenses															$ 130,000		152,000	128,000
Right and license term										3 years					5 years	5 years
Percentage of net income										50.00%					50.00%	50.00%
Minimum annual sales										$ 10,000,000
Percentage of penalty										15.00%
Shortfall amount										$ 1,500,000
Secure minimum sales and penalty										$ 125,000
Prepayments in other current assets																		375,000
Unauthorized outgoing transfer														$ 462,000
Monthly payments																	1,500,000	375,000
Shareholders suffered damages cost						$ 39.7	₪ 137.7
Legal settlement, percentage			30.00%										70.00%
Plaintiff Received				$ 2,348,428	₪ 8,142,000
Plaintiff fees															$ 2,126,000		$ 2,821,000	$ 339,000
Subsequent event [Member]
Commitment and Contigencies (Textual)
Plaintiff fees											$ 1,600,000
5 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent															$ 7,000	₪ 25,000
Office space, expiring date															Nov. 30, 2017	Nov. 30, 2017
2.5 year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent															$ 4,000	₪ 16,000
Office space, expiring date															Nov. 30, 2017	Nov. 30, 2017
1 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent															$ 1,000	₪ 5,000
Lease renewed date															Aug. 15, 2019	Aug. 15, 2019
Majority Shareholder [Member]
Commitment and Contigencies (Textual)
Shareholders suffered damages cost						$ 6,720,000	₪ 23,300,000
Memorandum of Understanding [Member]
Commitment and Contigencies (Textual)
Settlement amount												$ 3,000,000
Aggregate settlement payment												3,000,000
Expected litigation settlement												250,000
Remaining proceeds or contributed by other defendants												$ 2,750,000
Hurgin [Member]
Commitment and Contigencies (Textual)
Settlement amount	$ 98,000	₪ 376,410
Aurovsky [Member]
Commitment and Contigencies (Textual)
Settlement amount	$ 196,000	₪ 752,820